Commitments and Contingencies (Detail 3) (USD $)	12 Months Ended
Dec. 31, 2010 number
Environmental Matters - Regulatory Activities | Minnesota
Number of former disposal sites with PFC present in soil and groundwater in Washington County Minnesota	2
Number of sites where remediation work will continue into 2011	3
Environmental Matters - Regulatory Activities | Alabama
Wastewater treatment plant sludge containing PFCs surrounding Decatur facility, number of years	20
Number of wells identified to be tested	4
Environmental Matters - Regulatory Activities | Wisconsin
Penalties sought for alleged past violations of the Wisconsin Air Management regulations	270,000
Settlement paid (in July 2010) for alleged past violations of the Wisconsin Air Management regulations	150,000
Number of environmental projects implemented as result of legal settlements	2
Environmental Matters - Litigation | Lake Elmo, Minnesota
Claim asserted for alleged contamination	50,000
Environmental Matters - Litigation | Morgan County, Alabama
Total number of named plaintiffs, first purported class action	1
Total number of named plaintiffs, second purported class action	3
Environmental Matters - Litigation | New Jersey
Lower end of range of number of companies served with a complaint	250
Number of companies, in addition to Maxus Energy, Tierra Solutions and Occidental Chemical involved in an enforcement action	2
Total potential cost of clean-up proposed by the EPA, low end of possible cost of which the Company believes its allocable share, if any, of the total costs is likely to be a fraction of one percent	1,000,000,000
Number of commercial waste disposal facilities used	2
Insurance Disclaimer Action
Number of the Company's insurers named in the action, low end of range	60
Number of insurers who filed a declaratory judgement action on on behalf of the company	2
Additional number of the Company's insurers named in the action	3